Revisions of Previously Issued Financial Statements - Schedule of Previously Issued Financial Statements (Parentheticals) (Details) - SFr / shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Previously Issued Financial Statements [Line Items]
Preferred shares, par value (in Francs per share)	SFr 0.8	SFr 0.8
Preferred shares, registered shares issued	206,452	206,452
Preferred shares, registered shares outstanding	206,452	206,452
Common shares, par value (in Francs per share)	SFr 0.8	SFr 0.8
Common shares, registered shares issued	3,159,535	810,722
Common shares, registered shares outstanding	3,159,535	810,722